Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital
Schedule of reconciliation of share capital

	2021	2020	2019

	(Euro, in thousands)
On January 1	€291,312	€287,282	€236,540
Share capital increase	763	4,031	55,189
Costs of capital increase	—	—	(4,447)
Share capital on December 31,	€292,075	€291,312	€287,282

Aggregate share capital	€354,582	€353,819	€349,789
Costs of capital increase (accumulated)	(62,507)	(62,507)	(62,507)
Share capital on December 31,	€292,075	€291,312	€287,282

Schedule of history of the share capital

Date	Share capital increase new shares (in thousands €)	Share capital increase due to exercise subscription rights (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
January 1, 2019				54,466	€294,600
March 20, 2019		808	149
June 20, 2019		1,127	208
August 23, 2019	36,945		6,829
September 19, 2019		1,632	302
November 6, 2019		14,162	2,618
November 25, 2019		515	95
December 31, 2019				64,667	349,789
March 17, 2020		824	152
May 28, 2020		2,356	436
September 19, 2020		467	86
December 4, 2020		384	71
December 31, 2020				65,412	353,819
March 19, 2021		540	100
June 7, 2021		59	11
September 20, 2021		41	8
December 3, 2021		123	23
December 31, 2021				65,553	€354,582

Summary of capital increases

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription right	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2019	54,465,421	€236,540	€1,277,780	€1,514,320

March 20, 2019 : exercise of subscription rights	149,370	808	2,673	3,481	23.30	90.32

June 20, 2019 : exercise of subscription rights	208,310	1,127	3,198	4,325	20.76	113.55

August 23, 2019 : share subscription by Gilead
Ordinary shares (fully paid)	6,828,985	36,945	923,142	960,087		148.90
Derecognition of financial liability from share subscription agreement			56,749	56,749
Underwriter discounts and offering expenses (paid)		(4,447)		(4,447)
Total share subscription by Gilead	6,828,985	32,498	979,891	1,012,389

September 19, 2019 : exercise of subscription rights	301,745	1,632	5,043	6,675	22.12	145.25

November 6, 2019 : exercise of warrant A by Gilead
Exercise of warrant A	2,617,791	14,162	353,873	368,035
Derecognition of financial liability related to warrant A			78,953	78,953
Total exercise of warrant A by Gilead	2,617,791	14,162	432,826	446,988	140.59	170.75

November 25, 2019 : exercise of subscription rights	95,180	515	2,172	2,687	28.23	172.95

On December 31, 2019	64,666,802	287,282	2,703,583	2,990,865

March 17, 2020 : exercise of subscription rights	152,220	824	4,531	5,355	35.18	141.40

May 28, 2020 : exercise of subscription rights	435,540	2,356	15,558	17,914	41.13	186.60

September 18, 2020 : exercise of subscription rights	86,280	467	1,936	2,403	27.85	117.70

December 4, 2020 : exercise of subscription rights	70,925	384	2,232	2,616	36.88	100.30

On December 31, 2020	65,411,767	291,312	2,727,840	3,019,153

March 19, 2021 : exercise of subscription rights	99,814	540	1,718	2,258	22.62	68.48

June 7, 2021 : exercise of subscription rights	10,940	59	266	325	29.73	61.78

September 20, 2021 : exercise of subscription rights	7,600	41	111	152	19.97	46.93

December 3, 2021 : exercise of subscription rights	22,600	123	456	579	25.61	41.72

On December 31, 2021	65,552,721	€292,075	€2,730,391	€3,022,467

Summary of other information

	Ordinary shares	Total
Par value of shares (€)	5.41	5.41